Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating revenues
Total operating revenues (note 6)	$ 6,111.0	$ 6,524.0
Operating expenses
Operating, maintenance and general	1,464.0	1,580.0
Provincial, state, and municipal taxes	342.0	340.0
Depreciation and amortization	903.0	916.0
GBPC impairment charge (note 21)	34.0	0.0
Total operating expenses	4,768.0	5,126.0
Income from operations	1,343.0	1,398.0
Income from equity investments (note 7)	154.0	154.0
Other income (expenses), net	12.0	(23.0)
Interest expense, net	738.0	713.0
Income before provision for income taxes	771.0	816.0
Income tax expense (note 8)	61.0	69.0
Net income	710.0	747.0
Non-controlling interest in subsidiaries	2.0	1.0
Preferred stock dividends	45.0	36.0
Net income attributable to common shareholders	$ 662.8	$ 709.6
Weighted average shares of common stock outstanding (in millions) (note 10)
Basic	239.9	233.0
Diluted	240.5	233.5
Earnings per common share (note 10)
Basic	$ 2.76	$ 3.05
Diluted	2.76	3.04
Dividends per common share declared	$ 2.375	$ 2.2825
Regulated | Electric
Operating revenues
Total operating revenues (note 6)	$ 4,769.0	$ 4,852.0
Operating expenses
Fuel for generation and purchased power (notes 16 and 18)	1,609.0	1,677.0
Regulated | Gas
Operating revenues
Total operating revenues (note 6)	1,081.0	1,044.0
Operating expenses
Fuel for generation and purchased power (notes 16 and 18)	350.0	388.0
Non-Regulated
Operating revenues
Total operating revenues (note 6)	261.0	628.0
Non-Regulated | Electric
Operating expenses
Fuel for generation and purchased power (notes 16 and 18)	$ 66.0	$ 225.0